Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares	Additional paid-in Capital	Accumulated Losses	Total
Balance at Dec. 31, 2021		$ 1,945	$ 6,380,403	$ (12,998,640)	$ (6,616,292)
Balance (in Shares) at Dec. 31, 2021		359,743
Conversion of Former Parent Company’s debt into ordinary shares and warrants		$ 19,511	6,403,797		6,423,308
Conversion of Former Parent Company’s debt into ordinary shares and warrants (in Shares)		3,237,699
Stock based compensation			91,377		91,377
Benefit to the Company by an equity holder with respect to funding transactions			112,715		112,715
Comprehensive loss				(1,653,038)	(1,653,038)
Balance at Dec. 31, 2022		$ 21,456	12,988,292	(14,651,678)	(1,641,930)
Balance (in Shares) at Dec. 31, 2022		3,597,442
Stock based compensation			490,015		490,015
Conversion of convertible note into ordinary shares		$ 2,734	2,017,170		2,019,904
Conversion of convertible note into ordinary shares (in Shares)		504,976
Issuance of ordinary shares and warrants upon initial public offering, net of issuance costs		$ 10,561	5,919,064		5,929,625
Issuance of ordinary shares and warrants upon initial public offering, net of issuance costs (in Shares)		1,950,000
Issuance of ordinary shares, pre-funded warrants, and warrants upon private placement, net of issuance costs	[1]	$ 21,476	3,045,180		3,066,656
Issuance of ordinary shares, pre-funded warrants, and warrants upon private placement, net of issuance costs (in Shares)	[1]	4,021,538
Benefit to the Company by an equity holder with respect to funding transactions			12,167		12,167
Comprehensive loss				(3,771,379)	(3,771,379)
Balance at Dec. 31, 2023		$ 56,227	24,471,888	(18,423,057)	$ 6,105,058
Balance (in Shares) at Dec. 31, 2023		10,073,956			10,073,956
Stock based compensation			75,357		$ 75,357
Exercise of pre-funded warrants and consultants warrants	[1]	$ 5,792	(5,792)
Exercise of pre-funded warrants and consultants warrants (in Shares)	[1]	1,088,590
Exercise of warrants A		$ 10,042	4,552,132		4,562,174
Exercise of warrants A (in Shares)		1,654,546
Comprehensive loss				(11,054,230)	(11,054,230)
Balance at Dec. 31, 2024		$ 72,061	$ 29,093,585	$ (29,477,287)	$ (311,641)
Balance (in Shares) at Dec. 31, 2024		12,817,092			12,817,092

[1]	Includes shares issued following a cashless exercise